Summary of Significant Accounting Policies (Schedule of Financial Assets Measured at Fair Value on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale	$ 17,127	$ 21,630	$ 39,285
Cash and cash equivalents [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Commercial paper		1,199
Certificates of deposit	240
Corporate bonds	1,012
Fair Value, Measurements, Recurring [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Total	21,160	25,139	56,054
Fair Value, Measurements, Recurring [Member] | Money market funds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Money market funds	2,781	2,310	16,769
Fair Value, Measurements, Recurring [Member] | Certificates of Deposit [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale	5,040	4,555
Fair Value, Measurements, Recurring [Member] | Commercial Paper [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale	1,000	2,198	10,187
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale	12,339	16,076	29,098
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Total	2,781	2,310	16,769
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money market funds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Money market funds	2,781	2,310	16,769
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commercial Paper [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate bonds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Total	18,379	22,829	39,285
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Money market funds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Money market funds
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale	5,040	4,555
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Commercial Paper [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale	1,000	2,198	10,187
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate bonds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale	12,339	16,076	29,098
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Total
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Money market funds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Money market funds
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial Paper [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate bonds [Member]
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Available for sale